Partners' Capital and Distributions (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended											4 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended			4 Months Ended			1 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended		7 Months Ended				6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012 days	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Apr. 30, 2013	Dec. 31, 2012 days	Dec. 31, 2011	Oct. 31, 2011 Common Unit Offering	Aug. 31, 2010 Common Unit Offering	Mar. 31, 2012 Common Unit Offering	May 02, 2011 Private Common Unit Offering	May 25, 2010 Private Common Unit Offering	May 31, 2010 Private Common Unit Offering	Dec. 31, 2011 Private Common Unit Offering	Dec. 31, 2012 Common Units	Dec. 31, 2012 Common Unitholders	Apr. 30, 2013 Class F Units [Member]	Dec. 31, 2012 Gathering And Processing	Dec. 31, 2012 General Partner Interest	May 31, 2009 Senior Notes Due 2016	Jun. 30, 2013 Senior Notes Due 2016	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor Common Units	Dec. 31, 2012 Successor Common Units	Dec. 31, 2011 Successor Common Units	May 25, 2010 Successor Common Units	Jun. 30, 2013 Successor Common Unitholders	Dec. 31, 2010 Successor Common Unitholders	Dec. 31, 2012 Successor Common Unitholders	Dec. 31, 2011 Successor Common Unitholders
Capital Unit [Line Items]
Equity Distribution Agreement Maximum Aggregate Value Of Common Units Sold													$ 200
Common Units Issued Inconnection With Equity Distribution Agreement																																				128		15
Stock Issued During Period, Shares, New Issues																						12,650,000
Common Issuance Price Per Unit																	$ 24.47
Proceeds from Issuance or Sale of Equity																							297
Senior notes redemption percentage																											35.00%
Repayments of Long-term Debt																												163	358	88	0
Public common units offerings, units															11,500,000	17,537,500																17,537,500
Price per common unit issued in public offering															$ 20.92
Common unit offerings, net of costs															232	408					204								400	312	436							312	436
Private common unit offering, units																		8,500,001	26,266,791													26,266,791
Partnership units issued, value																				584
Noncontrolling interest, ownership percentage by parent																				49.90%
Partner contributions																				$ 12									$ (28)	$ 0	$ 0						$ (7)
Noncontrolling interest ownership percentage in joint ventures, by third party																									40.00%
Required distribution of all Partnership's available cash, number of days after each quarter			45										45
General partners interest in initial distribution														2.00%
Current general partners ownership interest			1.60%										1.60%
Partners' Capital Account, Units																										2,798,872						137,281,336	170,951,457	157,437,608	93,340,428
Distribution date	Aug. 14, 2013	May 13, 2013	Feb. 14, 2013	Nov. 14, 2012	Aug. 14, 2012	May 14, 2012	Feb. 13, 2012	Nov. 14, 2011	Aug. 12, 2011	May 13, 2011	Feb. 14, 2011
Distributions per unit	$ 0.465	$ 0.46	$ 0.46	$ 0.460	$ 0.460	$ 0.460	$ 0.460	$ 0.455	$ 0.450	$ 0.445	$ 0.445																		$ 0.89	$ 1.84	$ 1.81
Stock Issued During Period, Shares, Acquisitions												31,372,419
Issuance of common units and Class F units in connection with SUGS Acquisition																								6,274,483